Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Taxes [Abstract]
Schedule of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the six months ended June 30,
	2024	2025	2025
	HKD	HKD	US$
Current:
Hong Kong	—	—	—
The UK	—	—	—

Deferred
Hong Kong	—	144,701	18,433
The UK	—	740,887	94,382
Total provision for income taxes	—	885,588	112,815

Significant components of the provision for income taxes are as follows:

	For the years ended December 31,
	2023	2024	2024
	HKD	HKD	US$
Current:
Hong Kong	928,973	348,835	44,908
The UK	388,288	—	—

Deferred:
Hong Kong	7,876	(206,806)	(26,623)
The UK	—	943,880	121,513
Total provision for income taxes	1,325,137	1,085,909	139,798

Schedule of Reconciles Cayman Islands Statutory Rates

The following table reconciles Cayman Islands statutory rates to our effective tax rate:

	For the six months ended June 30,
	2024	2025
Income tax rate in the Cayman Islands, permanent tax holiday	—%	—%
Hong Kong statutory income tax rate	(16.5)%	16.5%
Effect of different tax rates	12.0%	40.5%
Tax loss not recognized	9.4%	9.9%
Utilization of tax loss	—	(28.6)%
Income not taxable	(4.9)%	(8.0)%
Effective tax rate	—%	30.3%

The following table reconciles Cayman Islands statutory rates to our effective tax rate:

	For the years ended December 31,
	2023	2024
Income tax rate in the Cayman Islands, permanent tax holiday	0%	0%
Hong Kong statutory income tax rate	16.5%	16.5%
Effect of different tax rates	2.1%	15.1%
Expense not deductible	7.0%	1.8%
Temporary not recognized	0.4%	0.6%
Utilization of tax loss	—	(20.2)%
Tax concession	(2.9)%	(1.9)%
Effective tax rate	23.1%	11.9%

Schedule of Deferred Tax Assets (Liabilities)

Deferred tax assets (liabilities) as of December 31, 2024 and June 30, 2025 consisted of the following:

	As of December 31, 2024	As of June 30, 2025
	HKD	HKD	US$
Deferred tax assets:
Tax loss	2,456,246	1,909,571	243,261
Allowance for expected credit losses	440,251	62,104	7,911
Total deferred tax assets	2,896,497	1,971,675	251,172
Valuation allowance	(2,689,691)	(1,909,571)	(243,261)
Deferred tax assets, net of valuation allowance	206,806	62,104	7,911

Deferred tax liabilities:
Depreciation	(920,142)	(1,836,297)	(233,926)
Total deferred tax liabilities	(920,142)	(1,836,297)	(233,926)

Deferred tax assets (liabilities) as of December 31, 2023 and 2024 consisted of the following:

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Deferred tax assets:
Tax loss	4,351,234	2,456,246	316,213
Allowance for expected credit losses	233,445	440,251	56,677
Total deferred tax assets	4,584,679	2,896,497	372,890
Valuation allowance	(4,584,679)	(2,689,691)	(346,266)
Deferred tax assets, net of valuation allowance	—	206,806	26,624

Deferred tax liabilities:
Depreciation	—	(920,142)	(118,457)
Total deferred tax liabilities	—	(920,142)	(118,457)